Supplement dated September 21, 2017
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following fund
(the Fund):
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Global Bond Fund	5/1/2017 and 6/30/2017, respectively
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the “Summary of Columbia VP - Global Bond Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Portfolio Manager and Head of Interest Rates and Currency	Lead manager	March 2017
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2014
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About Columbia VP - Global Bond Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Portfolio Manager and Head of Interest Rates and Currency	Lead manager	March 2017
Gene Tannuzzo, CFA	Senior Portfolio Manager	Co-manager	2014
Mr. Hilton joined Threadneedle, a Participating Affiliate, in 2016 as a fixed income portfolio manager. Prior to joining Threadneedle, he spent eight years as a portfolio manager at Brevan Howard Asset Management. Mr. Hilton began his investment career in 2000 and earned a B.A. in History from the University of Birmingham (U.K.).
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota, Carlson School of Management.
The rest of the section remains the same.
The information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above-mentioned Fund is revised to remove the information for Jim Cielinski as Portfolio Manager to the Fund.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-292 A (9/17)